Impairment Charges / (Reversals) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables	€ 48	€ 48		€ 107	[1]
Aegon Americas [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables				€ 68

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.